Related Party Transaction and Balance (Tables)	6 Months Ended
Mar. 31, 2026
Related Party Transactions [Abstract]
Schedule of Related Party Transactions

b. Transactions with related parties

			For the Six Months Ended March 31,
Name		Nature	2026	2025	2024
Ione Group Company Limited	(1)	Administrative services fees	$-	$33,708	$33,528

Zhuhai Guanghong Daoyuan Technology Partnership (Limited Partnership)	(2)	Interest expenses	$2,435	$-	$-

Ng Wai Ian	(3)	Compensation and benefits	$40,584	$23,970	$23,842
Sou Weng Seng	(3)	Compensation and benefits	40,584	23,595	23,470
Chan Kong Pan	(3)	Compensation and benefits	22,227	20,974	20,862
Ieong Fong Hang	(3)	Compensation and benefits	45,454	23,820	23,693
			$148,849	$92,359	$91,867

(1)	The amounts for the six months ended March 31, 2025 and 2024 represented fees from administrative services rendered.
(2)	The amounts for the six months ended March 31, 2026 represented interest expense for the amounts due to a related party.
(3)	The amounts for the six months ended March 31, 2026, 2025 and 2024 represented salaries paid.

c. Balance with related parties, gross

			As of
Name		Nature	March 31, 2026	September 30, 2025
Zhuhai Guanghong Daoyuan Technology Partnership (Limited Partnership)	(1)	Amounts due to related parties	$140,375	$133,871
Ieong Fong Hang	(2)	Amounts due to related parties	-	3,974
			$140,375	$137,845

ZentoAI Company Limited	(3)	Deposits	$1,020,850	$706,694

(1)	The balances as of March 31, 2026 and September 30, 2025 represented advances from the related party for operational purposes and related accrued interest. The balances were unsecured, interest bearing at 3.5% p.a., and repayable before August 11, 2026. Related interest expense was $2,435, nil and nil for the six months ended March 31, 2026, 2025 and 2024, respectively.
(2)	The balances as of September 30, 2025 represented amounts payable to a related party in respect of expenses paid on behalf of the Company.
(3)	The balances as of March 31, 2026 and September 30, 2025 represented good faith deposit paid to a related party for the acquisition of a target company.